MONEY MARKET PORTFOLIOS

PROSPECTUS SUPPLEMENT

NORTHERN INSTITUTIONAL FUNDS

MONEY MARKET PORTFOLIOS — SHARES, SERVICE SHARES AND PREMIER SHARES

SUPPLEMENT DATED JANUARY 22, 2020 TO THE PROSPECTUS DATED APRIL 1, 2019, AS SUPPLEMENTED

This supplement supersedes the Prospectus supplement dated November 4, 2019.

1.

Northern Trust Investments, Inc. has agreed to extend its contractual agreement to reimburse a portion of the operating expenses of the U.S. Government Select Portfolio (the “Portfolio”) so that the contractual limitation may not be terminated before January 22, 2021 without the approval of the Board of Trustees. All references to a termination date of April 1, 2020 in the footnotes to the Portfolio’s fee tables in the sections entitled “PORTFOLIO SUMMARIES – U.S. Government Select Portfolio – Shares – Fees and Expenses of the Portfolio” and “PORTFOLIO SUMMARIES – U.S. Government Select Portfolio – Service Shares and Premier Shares – Fees and Expenses of the Portfolio” are hereby deleted and replaced with a termination date of January 22, 2021.

2.

The second sentence of the first paragraph under the sections entitled “FUND SUMMARIES – U.S. Government Select Portfolio – Shares – Principal Investment Strategies” on page 25 of the Prospectus and “FUND SUMMARIES – U.S. Government Select Portfolio – Service Shares and Premier Shares – Principal Investment Strategies” on page 29 of the Prospectus is deleted and replaced with the following:

Subject to the foregoing 99.5% investment strategy requirement, under normal circumstances, the Portfolio will seek to invest at least 50% of its net assets in the following securities that pay interest that generally is exempt from state income taxation:

•	U.S. Treasury bills;
•	U.S. Treasury notes;
•	U.S. Treasury STRIPS;
•	securities issued by the Federal Home Loan Bank (FHLB);
•	securities issued by the Federal Farm Credit Bank (FFCB); and
•	securities issued by the Tennessee Valley Authority.

3.

The third paragraph of the section entitled “Investment Objectives” in the “Additional Information on Investment Objectives, Principal Investment Strategies and Related Risks, Description of Securities and Common Investment Techniques” section of the Prospectus on page 71 is deleted and replaced with the following:

Under unusual circumstances, the U.S. Government Select Portfolio may invest less than 50% of its net assets in U.S. government securities that pay interest exempt from state income taxation. The Portfolio may also invest in repurchase agreements that are fully collateralized by cash or U.S. government securities and hold uninvested cash.

4.

The section entitled “Repurchase Agreements – Investment Strategy” in the “Additional Information on Investment Objectives, Principal Investment Strategies and Related Risks, Description of Securities and Common Investment Techniques” section of the Prospectus on page 80 is deleted and replaced with the following:

Investment Strategy. To the extent consistent with its investment objective and principal investment strategies, each Portfolio may enter into repurchase agreements with domestic and foreign financial institutions such as banks and broker-dealers that are deemed to be creditworthy by the Investment Adviser. Although the securities subject to a repurchase agreement may have maturities exceeding one year, settlement of the agreement generally will not occur more than one year after a Portfolio acquires the securities.

5.	The section entitled “FINANCIAL HIGHLIGHTS” beginning on page 84 of the Prospectus is deleted in its entirety and replaced with the following:

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS

THE FINANCIAL HIGHLIGHTS TABLES ARE INTENDED TO HELP YOU UNDERSTAND THE FINANCIAL PERFORMANCE OF A PORTFOLIO’S SHARES, SERVICE SHARES AND PREMIER SHARES FOR THE SIX MONTHS ENDED MAY 31, 2019 AND THE PAST FIVE FISCAL YEARS (OR, IF SHORTER, THE PERIOD OF THE PORTFOLIO’S OPERATION).

Certain information reflects the financial results for a single share of the Shares, Service Shares or Premier Shares class. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in Shares, Service Shares or Premier Shares of a Portfolio held for the entire period (assuming reinvestment of all dividends and distributions). The information for the six-month period ended May 31, 2019 has been derived from the Portfolios’ unaudited financial statements included in the Portfolios’ semi-annual report dated May 31, 2019. The information for the fiscal year ended November 30, 2018 has been derived from financial statements that have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, whose report, along with the Portfolios’ financial statements, is included in the Portfolios’ annual report. Information for fiscal years prior to November 30, 2017 was audited by the Portfolios’ former independent registered public accounting firm. As of May 31, 2019, no Service Shares of the Treasury Portfolio and no Premier Shares of the U.S. Government, U.S. Government Select, Municipal and Prime Obligations Portfolios were outstanding. Premier Shares of the U.S. Government, U.S. Government Select, Municipal and Prime Obligations Portfolios are not currently offered to investors. Premier Shares are currently only offered for the Treasury Portfolio. There are no financial highlights for the Treasury Instruments Portfolio because it had not commenced operations as of May 31, 2019. Copies of the semi-annual and annual report are available upon request and without charge.

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS	FOR THE SIX MONTHS ENDED MAY 31, 2019 (UNAUDITED) OR THE FISCAL YEARS ENDED NOVEMBER 30,

TREASURY PORTFOLIO	SHARES
Selected per share data	2019	2018	2017	2016		2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.01	0.02	0.01	—	(1)	— (1)	— (1)
Net realized gains (losses)(1)	—	—	—	—		—	—
Total from Investment Operations	0.01	0.02	0.01	—		—	—
LESS DISTRIBUTIONS PAID:
From net investment income	(0.01)	(0.02)	(0.01)	—	(1)	— (1)	— (1)
From net realized gains	— (1)	— (1)	—	—		—	—
Total Distributions Paid	(0.01)	(0.02)	(0.01)	—		—	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00
Total Return(2)	1.15%	1.63%	0.70%	0.23%		0.01%	0.01%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$8,353,119	$4,231,663	$11,867,693	$9,790,988		$16,591,396	$14,705,072
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.15%	0.15%	0.15%	0.15	%(4)	0.08%	0.06%
Expenses, before waivers, reimbursements and credits	0.16%	0.16%	0.16%	0.20	%(4)	0.21%	0.27%
Net investment income, net of waivers, reimbursements and credits	2.30%	1.46%	0.71%	0.22	%(4)	0.01%	0.01%
Net investment income (loss), before waivers, reimbursements and credits	2.29%	1.45%	0.70%	0.17	%(4)	(0.12)%	(0.20)%

	PREMIER
Selected per share data	2019	2018	2017	2016(5)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.01	0.02	0.01	— (1)
Net realized gains (losses)(1)	—	—	—	—
Total from Investment Operations	0.01	0.02	0.01	—
LESS DISTRIBUTIONS PAID:
From net investment income	(0.01)	(0.02)	(0.01)	— (1)
From net realized gains	— (1)	— (1)	—	—
Total Distributions Paid	(0.01)	(0.02)	(0.01)	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00
Total Return(2)	1.13%	1.58%	0.65%	0.07%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$35,733,579	$34,048,992	$33,507,259	$24,476,939
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.20%	0.20%	0.20%	0.20%
Expenses, before waivers, reimbursements and credits	0.21%	0.21%	0.21%	0.21%
Net investment income, net of reimbursements and credits	2.25%	1.57%	0.67%	0.21%
Net investment income, before reimbursements and credits	2.24%	1.56%	0.66%	0.20%

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income and net realized gains were less than $0.01 per share.

(2)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(3)	Annualized for periods less than one year.

(4)

Effective August 1, 2016, the investment adviser reduced the management fees paid by the Portfolio. Effective August 1, 2016, the investment adviser agreed to increase the expense reimbursements it provides the Portfolio by contractually limiting the Portfolio’s total expenses (other than certain excepted expenses) to 0.15%. Prior to August 1, 2016, the expense limitation had been 0.20%.

(5)	For the period August 1, 2016 (commencement of operations) through November 30, 2016.

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS	FOR THE SIX MONTHS ENDED MAY 31, 2019 (UNAUDITED) OR THE FISCAL YEARS OR PERIOD ENDED NOVEMBER 30,

U.S. GOVERNMENT PORTFOLIO	SHARES
Selected per share data	2019	2018	2017		2016		2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00		$1.00		$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.01	0.02	0.01	(1)	—	(2)	— (2)	— (2)
Net realized gains (losses)(2)	—	—	—		—		—	—
Total from Investment Operations	0.01	0.02	0.01		—		—	—
LESS DISTRIBUTIONS PAID:
From net investment income	(0.01)	(0.02)	(0.01)		—	(2)	— (2)	— (2)
Total Distributions Paid	(0.01)	(0.02)	(0.01)		—		—	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00		$1.00		$1.00	$1.00
Total Return(3)	1.11%	1.54%	0.62%		0.11%		0.01%	0.01%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$13,794,465	$13,197,876	$13,905,729		$4,919,953		$5,895,274	$5,771,872
Ratio to average net assets of:(4)
Expenses, net of waivers, reimbursements and credits	0.25%	0.25%	0.25	%(5)	0.30	%(6)	0.12%	0.09%
Expenses, before waivers, reimbursements and credits	0.26%	0.26%	0.30	%(5)	0.37%		0.36%	0.37%
Net investment income, net of waivers, reimbursements and credits	2.21%	1.53%	0.62	%(5)	0.10	%(6)	0.01%	0.01%
Net investment income (loss), before waivers, reimbursements and credits	2.20%	1.52%	0.57	%(5)	0.03%		(0.23)%	(0.27)%

	SERVICE
Selected per share data	2019	2018	2017		2016		2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00		$1.00		$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.01	0.02	0.01	(1)	—	(2)	— (2)	— (2)
Net realized gains (losses)(2)	—	—	—		—		—	—
Total from Investment Operations	0.01	0.02	0.01		—		—	—
LESS DISTRIBUTIONS PAID:
From net investment income	(0.01)	(0.02)	(0.01)		—	(2)	— (2)	— (2)
Total Distributions Paid	(0.01)	(0.02)	(0.01)		—		—	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00		$1.00		$1.00	$1.00
Total Return(3)	1.11%	1.54%	0.62%		0.11%		0.01%	0.01%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,376	$1,293	$1,580		$575		$8,842	$26,832
Ratio to average net assets of:(4)
Expenses, net of waivers, reimbursements and credits	0.25%	0.25%	0.25	%(5)	0.32	%(6)	0.12%	0.09%
Expenses, before waivers, reimbursements and credits	0.26%	0.26%	0.30	%(5)	0.36%		0.36%	0.38%
Net investment income, net of reimbursements and credits	2.21%	1.50%	0.66	%(5)	0.08	%(6)	0.01%	0.01%
Net investment income (loss), before reimbursements and credits	2.20%	1.49%	0.61	%(5)	0.04%		(0.23)%	(0.28)%

(1)	Net investment income for the fiscal year ended was calculated using the average shares outstanding method.

(2)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income were less than $0.01 per share.

(3)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(4)	Annualized for periods less than one year.

(5)	Effective April 1, 2017, the investment adviser reduced the contractual management fee rate paid by the Portfolio.

(6)

Effective July 1, 2016, the investment adviser agreed to increase the expense reimbursements it provides the Portfolio by contractually limiting the Portfolio’s total expenses (other than certain excepted expenses) to 0.25%. Prior to July 1, 2016, the expense limitation had been 0.35%.

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS	FOR THE SIX MONTHS ENDED MAY 31, 2019 (UNAUDITED) OR THE FISCAL YEARS OR PERIOD ENDED NOVEMBER 30,

U.S. GOVERNMENT SELECT PORTFOLIO	SHARES
Selected per share data	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.01	0.02	0.01	— (1)	— (1)	— (1)
Net realized gains (losses)(1)	—	—	—	—	—	—
Total from Investment Operations	0.01	0.02	0.01	—	—	—
LESS DISTRIBUTIONS PAID:
From net investment income	(0.01)	(0.02)	(0.01)	— (1)	— (1)	— (1)
From net realized gains	— (1)	— (1)	—	—	—	—
Total Distributions Paid	(0.01)	(0.02)	(0.01)	—	—	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(2)	1.12%	1.58%	0.66%	0.20%	0.01%	0.01%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$23,949,894	$23,961,606	$23,555,556	$23,689,538	$21,029,825	$19,144,244
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.20%	0.20%	0.20%	0.20%	0.12%	0.08%
Expenses, before waivers, reimbursements and credits	0.21%	0.21%	0.21%	0.21%	0.21%	0.28%
Net investment income, net of waivers, reimbursements and credits	2.24%	1.57%	0.66%	0.20%	0.01%	0.01%
Net investment income (loss), before waivers, reimbursements and credits	2.23%	1.56%	0.65%	0.19%	(0.08)%	(0.19)%

	SERVICE
Selected per share data	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.01	0.02	0.01	— (1)	— (1)	— (1)
Net realized gains (losses)(1)	—	—	—	—	—	—
Total from Investment Operations	0.01	0.02	0.01	—	—	—
LESS DISTRIBUTIONS PAID:
From net investment income	(0.01)	(0.02)	(0.01)	— (1)	— (1)	— (1)
From net realized gains	— (1)	— (1)	—	—	—	—
Total Distributions Paid	(0.01)	(0.02)	(0.01)	—	—	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(2)	1.12%	1.58%	0.66%	0.20%	0.01%	0.01%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$84,592	$113,037	$127,777	$172,258	$122,843	$123,842
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.20%	0.20%	0.20%	0.20%	0.12%	0.08%
Expenses, before waivers, reimbursements and credits	0.21%	0.21%	0.21%	0.21%	0.21%	0.29%
Net investment income, net of reimbursements and credits	2.24%	1.59%	0.65%	0.21%	0.01%	0.01%
Net investment income (loss), before reimbursements and credits	2.23%	1.58%	0.64%	0.20%	(0.08)%	(0.20)%

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income and net realized gains were less than $0.01 per share.

(2)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(3)	Annualized for periods less than one year.

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS	FOR THE SIX MONTHS ENDED MAY 31, 2019 (UNAUDITED) OR THE FISCAL YEARS OR PERIOD ENDED NOVEMBER 30,

MUNICIPAL PORTFOLIO	SHARES
Selected per share data	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$0.9999	$0.9999	$1.0001	$1.0000 (1)	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.0071 (2)	0.0117	0.0057	0.0016 (2)	— (3)	— (3)
Net realized and unrealized gains (losses)	0.0001	— (4)	0.0001	0.0009	— (3)	— (3)
Net increase from payment by affiliate	—	—	—	— (4)	—	—
Total from Investment Operations	0.0072	0.0117	0.0058	0.0025	—	—
LESS DISTRIBUTIONS PAID:
From net investment income	(0.0071)	(0.0117)	(0.0060)	(0.0021)	— (3)	— (3)
From net realized gains	—	—	— (4)	(0.0003)	—	—
Total Distributions Paid	(0.0071)	(0.0117)	(0.0060)	(0.0024)	—	—
Net Asset Value, End of Period	$1.0000	$0.9999	$0.9999	$1.0001	$1.00	$1.00
Total Return(5)	0.72%	1.18%	0.58%	0.25%	0.01%	0.02%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$407,651	$390,060	$217,750	$747,324	$4,497,849	$4,671,165
Ratio to average net assets of:(6)
Expenses, net of waivers, reimbursements and credits	0.20%	0.21%	0.20%	0.15%	0.06%	0.08%
Expenses, before waivers, reimbursements and credits	0.25%	0.25%	0.28%	0.22%	0.21%	0.28%
Net investment income, net of waivers, reimbursements and credits	1.43%	1.18%	0.53%	0.16%	0.01%	0.01%
Net investment income (loss), before waivers, reimbursements and credits	1.38%	1.14%	0.45%	0.09%	(0.14)%	(0.19)%

(1)	Transacted at two decimals until October 11, 2016.

(2)	Net investment income for the period ended was calculated using the average shares outstanding method.

(3)	Per share amounts from net investment income, net realized and unrealized gains (losses) and distributions paid from net investment income were less than $0.01 per share.

(4)	Per share amounts from net realized and unrealized gains (losses), net increase from payment by affiliate and distributions paid from net realized gains were less than $0.0001 per share.

(5)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(6)	Annualized for periods less than one year.

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS	FOR THE SIX MONTHS ENDED MAY 31, 2019 (UNAUDITED) OR THE FISCAL YEARS OR PERIOD ENDED NOVEMBER 30,

MUNICIPAL PORTFOLIO	SERVICE
Selected per share data	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$0.9999	$0.9999	$1.0001	$1.0000 (1)	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.0076 (2)	0.0116	0.0058	0.0018 (2)	— (3)	— (3)
Net realized and unrealized gains (losses)	(0.0004)	0.0001	— (4)	0.0007	— (3)	— (3)
Net increase from payment by affiliate	—	—	—	— (4)	—	—
Total from Investment Operations	0.0072	0.0117	0.0058	0.0025	—	—
LESS DISTRIBUTIONS PAID:
From net investment income	(0.0071)	(0.0117)	(0.0060)	(0.0021)	— (3)	— (3)
From net realized gains	—	—	— (4)	(0.0003)	—	—
Total Distributions Paid	(0.0071)	(0.0117)	(0.0060)	(0.0024)	—	—
Net Asset Value, End of Period	$1.0000	$0.9999	$0.9999	$1.0001	$1.00	$1.00
Total Return(5)	0.72%	1.18%	0.58%	0.25%	0.01%	0.02%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$2	$1,289	$2,175	$3,957	$17,032	$27,399
Ratio to average net assets of:(6)
Expenses, net of waivers, reimbursements and credits	0.20%	0.21%	0.20%	0.16%	0.06%	0.08%
Expenses, before waivers, reimbursements and credits	0.25%	0.25%	0.28%	0.22%	0.21%	0.29%
Net investment income, net of reimbursements and credits	1.52%	1.18%	0.56%	0.18%	0.01%	0.01%
Net investment income (loss), before reimbursements and credits	1.47%	1.14%	0.48%	0.12%	(0.14)%	(0.20)%

(1)	Transacted at two decimals until October 11, 2016.

(2)	Net investment income for the period ended was calculated using the average shares outstanding method.

(3)	Per share amounts from net investment income, net realized and unrealized gains (losses) and distributions paid from net investment income were less than $0.01 per share.

(4)	Per share amounts from net realized and unrealized gains (losses), net increase from payment by affiliate and distributions paid from net realized gains were less than $0.0001 per share.

(5)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(6)	Annualized for periods less than one year.

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS	FOR THE SIX MONTHS ENDED MAY 31, 2019 (UNAUDITED) OR THE FISCAL YEARS OR PERIOD ENDED NOVEMBER 30,

PRIME OBLIGATIONS PORTFOLIO	SHARES
Selected per share data	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.0000	$1.0001	$1.0002	$1.0000 (1)	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.0124	0.0190 (2)	0.0099	0.0040 (2)	— (3)	— (3)
Net realized and unrealized gains (losses)	0.0001	(0.0004)	(0.0001)	0.0006	— (3)	— (3)
Total from Investment Operations	0.0125	0.0186	0.0098	0.0046	—	—
LESS DISTRIBUTIONS PAID:
From net investment income	(0.0124)	(0.0187)	(0.0099)	(0.0044)	— (3)	— (3)
From net realized gains	—	—	— (4)	—	—	—
Total Distributions Paid	(0.0124)	(0.0187)	(0.0099)	(0.0044)	—	—
Net Asset Value, End of Period	$1.0001	$1.0000	$1.0001	$1.0002	$1.00	$1.00
Total Return(5)	1.26%	1.88%	0.99%	0.46%	0.06%	0.02%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$2,994,657	$3,011,041	$2,543,262	$1,711,024	$3,610,101	$3,649,756
Ratio to average net assets of:(6)
Expenses, net of waivers, reimbursements and credits	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Expenses, before waivers, reimbursements and credits	0.17%	0.17%	0.17%	0.17%	0.17%	0.24%
Net investment income, net of waivers, reimbursements and credits	2.49%	1.90%	1.01%	0.40%	0.06%	0.02%
Net investment income (loss), before waivers, reimbursements and credits	2.47%	1.88%	0.99%	0.38%	0.04%	(0.07)%

(1)	Transacted at two decimals until October 11, 2016.

(2)	Net investment income for the fiscal year ended was calculated using the average shares outstanding method.

(3)	Per share amounts from net investment income, net realized and unrealized gains (losses) and distributions paid from net investment income were less than $0.01 per share.

(4)	Per share amount from distributions paid from net realized gains was less than $0.0001 per share.

(5)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(6)	Annualized for periods less than one year.

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS	FOR THE SIX MONTHS ENDED MAY 31, 2019 (UNAUDITED) OR THE FISCAL YEARS OR PERIOD ENDED NOVEMBER 30,

PRIME OBLIGATIONS PORTFOLIO	SERVICE
Selected per share data	2019	2018	2017(1)	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.0000	$1.0000 (2)	$1.0002	$1.0000 (3)	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.0103	0.0120 (4)	0.0017 (4)	0.0040 (4)	— (5)	— (5)	— (5)
Net realized and unrealized gains (losses)	0.0022	0.0001	— (6)	0.0006	— (5)	— (5)	— (5)
Total from Investment Operations	0.0125	0.0121	0.0017	0.0046	—	—	—
LESS DISTRIBUTIONS PAID:
From net investment income	(0.0124)	(0.0121)	(0.0017)	(0.0044)	— (5)	— (5)	— (5)
From net realized gains	—	—	— (6)	—	—	—	—
Total Distributions Paid	(0.0124)	(0.0121)	(0.0017)	(0.0044)	—	—	—
Net Asset Value, End of Period	$1.0001	$1.0000	$1.0002 (7)	$1.0002	$1.00	$1.00	$1.00
Total Return(8)	1.26%	1.21%	0.17%	0.46%	0.06%	0.01%	0.05%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$22,131	$6,320	$868 (7)	$127	$37,480	$36,591	$36,860
Ratio to average net assets of:(9)
Expenses, net of waivers, reimbursements and credits	0.15%	0.15%	0.15%	0.15%	0.15%	0.16%	0.16%
Expenses, before waivers, reimbursements and credits	0.17%	0.17%	0.18%	0.17%	0.17%	0.25%	0.28%
Net investment income, net of waivers, reimbursements and credits	2.49%	1.20%	0.73%	0.40%	0.06%	0.01%	0.05%
Net investment income (loss), before waivers, reimbursements and credits	2.47%	1.18%	0.70%	0.38%	0.04%	(0.08)%	(0.07)%

(1)	For the period from December 1, 2016 to February 22, 2017 (Unaudited).

(2)	Service Shares resumed investment operations on May 3, 2018. The beginning net asset value for Service Shares is the end of day net asset value for Shares on May 2, 2018.

(3)	Transacted at two decimals until October 11, 2016.

(4)	Net investment income for the fiscal year ended was calculated using the average shares outstanding method.

(5)	Per share amounts from net investment income, net realized and unrealized gains (losses) and distributions paid from net investment income were less than $0.01 per share.

(6)	Per share amounts from net realized gains (losses) and distributions paid from net realized gains was less than $0.0001 per share.

(7)	There were no investors in Service Shares at the year ended November 30, 2017. Net asset value and net assets shown represents net asset value and net assets prior to the final redemption.

(8)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(9)	Annualized for periods less than one year.

Please retain this Supplement with your Prospectus for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-637-1380 www.northerninstitutionalfunds.com	NIF SPT PRO (1/20)

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

MONEY MARKET PORTFOLIOS

PROSPECTUS SUPPLEMENT

NORTHERN INSTITUTIONAL FUNDS

MONEY MARKET PORTFOLIOS — WILLIAMS CAPITAL SHARES

SUPPLEMENT DATED JANUARY 22, 2020 TO THE PROSPECTUS DATED APRIL 1, 2019, AS SUPPLEMENTED

This supplement supersedes the Prospectus supplement dated November 4, 2019.

1.

Northern Trust Investments, Inc. has agreed to extend its contractual agreement to reimburse a portion of the operating expenses of the U.S. Government Select Portfolio (the “Portfolio”) so that the contractual limitation may not be terminated before January 22, 2021 without the approval of the Board of Trustees. All references to a termination date of April 1, 2020 in the footnotes to the Portfolio’s fee table in the section entitled “PORTFOLIO SUMMARIES – U.S. Government Select Portfolio – Fees and Expenses of the Portfolio” are hereby deleted and replaced with a termination date of January 22, 2021.

2.

The second sentence of the first paragraph under the section entitled “FUND SUMMARIES – U.S. Government Select Portfolio – Principal Investment Strategies” on page 8 of the Prospectus is deleted and replaced with the following:

Subject to the foregoing 99.5% investment strategy requirement, under normal circumstances, the Portfolio will seek to invest at least 50% of its net assets in the following securities that pay interest that generally is exempt from state income taxation:

•	U.S. Treasury bills;
•	U.S. Treasury notes;
•	U.S. Treasury STRIPS;
•	securities issued by the Federal Home Loan Bank (FHLB);
•	securities issued by the Federal Farm Credit Bank (FFCB); and
•	securities issued by the Tennessee Valley Authority.

3.

The second paragraph of the section entitled “Investment Objectives” in the “Additional Information on Investment Objectives, Principal Investment Strategies and Related Risks, Description of Securities and Common Investment Techniques” section of the Prospectus on page 26 is deleted and replaced with the following:

During extraordinary market conditions and interest rate environments, all or any portion of the Portfolios’ assets may be uninvested and will therefore not generate income. The Portfolios may not achieve their investment objectives during this time.

4.

The fourth paragraph of the section entitled “Investment Objectives” in the “Additional Information on Investment Objectives, Principal Investment Strategies and Related Risks, Description of Securities and Common Investment Techniques” section of the Prospectus on page 26 is deleted and replaced with the following:

Under unusual circumstances, the U.S. Government Select Portfolio may invest less than 50% of its net assets in U.S. government securities that pay interest exempt from state income taxation. The Portfolio may also invest in repurchase agreements that are fully collateralized by cash or U.S. government securities and hold uninvested cash.

5.

The section entitled “Repurchase Agreements – Investment Strategy” in the “Additional Information on Investment Objectives, Principal Investment Strategies and Related Risks, Description of Securities and Common Investment Techniques” section of the Prospectus on page 34 is deleted and replaced with the following:

Investment Strategy. To the extent consistent with its investment objective and principal investment strategies, each Portfolio may enter into repurchase agreements with domestic and foreign financial institutions such as banks and broker-dealers that are deemed to be creditworthy by the Investment Adviser. Although the securities subject to a repurchase agreement may have maturities exceeding one year, settlement of the agreement generally will not occur more than one year after a Portfolio acquires the securities.

6.	The section entitled “FINANCIAL HIGHLIGHTS” beginning on page 38 of the Prospectus is deleted in its entirety and replaced with the following:

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS

THE FINANCIAL HIGHLIGHTS TABLES ARE INTENDED TO HELP YOU UNDERSTAND THE FINANCIAL PERFORMANCE OF A PORTFOLIO’S WILLIAMS CAPITAL SHARES FOR THE SIX MONTHS ENDED MAY 31, 2019 AND THE PAST FIVE FISCAL YEARS (OR, IF SHORTER, THE PERIOD OF THE PORTFOLIO’S OPERATIONS). BECAUSE THE WILLIAMS CAPITAL SHARES OF THE PRIME OBLIGATIONS PORTFOLIO HAD NOT COMMENCED OPERATIONS AS OF THE DATE OF THIS SUPPLEMENT, INFORMATION IS SHOWN FOR THE PORTFOLIO’S SHARES CLASS, WHICH IS OFFERED IN A SEPARATE PROSPECTUS.

Certain information reflects the financial results for a single Williams Capital Share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in Shares of the Prime Obligations Portfolio and Williams Capital Shares of the U.S. Government Select Portfolio held for the entire period (assuming reinvestment of all dividends and distributions), and, with respect to the Prime Obligations Portfolio, do not reflect the effect of the Williams Capital Shares’ different expenses. The information for the six-month period ended May 31, 2019 has been derived from the Portfolios’ unaudited semi-annual financial statements included in the Portfolios’ semi-annual report dated May 31, 2019. The information for the fiscal year ended November 30, 2018 has been derived from financial statements that have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, whose reports, along with the Portfolios’ financial statements, are included in the Portfolios’ annual reports. Information for fiscal years prior to November 30, 2017 was audited by the Portfolios’ former independent registered public accounting firm. Copies of the semi-annual and annual report are available upon request and without charge.

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS	FOR THE SIX MONTHS ENDED MAY 31, 2019 (UNAUDITED) OR THE FISCAL YEARS OR PERIOD ENDED NOVEMBER 30,

PRIME OBLIGATIONS PORTFOLIO	SHARES
Selected per share data	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.0000	$1.0001	$1.0002	$1.0000 (1)	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.0124	0.0190 (2)	0.0099	0.0040 (2)	— (3)	— (3)
Net realized and unrealized gains (losses)	0.0001	(0.0004)	(0.0001)	0.0006	— (3)	— (3)
Total from Investment Operations	0.0125	0.0186	0.0098	0.0046	—	—
LESS DISTRIBUTIONS PAID:
From net investment income	(0.0124)	(0.0187)	(0.0099)	(0.0044)	— (3)	— (3)
From net realized gains	—	—	— (4)	—	—	—
Total Distributions Paid	(0.0124)	(0.0187)	(0.0099)	(0.0044)	—	—
Net Asset Value, End of Period	$1.0001	$1.0000	$1.0001	$1.0002	$1.00	$1.00
Total Return(5)	1.26%	1.88%	0.99%	0.46%	0.06%	0.02%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$2,994,657	$3,011,041	$2,543,262	$1,711,024	$3,610,101	$3,649,756
Ratio to average net assets of:(6)
Expenses, net of waivers, reimbursements and credits	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Expenses, before waivers, reimbursements and credits	0.17%	0.17%	0.17%	0.17%	0.17%	0.24%
Net investment income, net of waivers, reimbursements and credits	2.49%	1.90%	1.01%	0.40%	0.06%	0.02%
Net investment income (loss), before waivers, reimbursements and credits	2.47%	1.88%	0.99%	0.38%	0.04%	(0.07)%

(1)	Transacted at two decimals until October 11, 2016.

(2)	Net investment income for the fiscal year ended was calculated using the average shares outstanding method.

(3)	Per share amounts from net investment income, net realized and unrealized gains (losses) and distributions paid from net investment income were less than $0.01 per share.

(4)	Per share amount from distributions paid from net realized gains was less than $0.0001 per share.

(5)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(6)	Annualized for periods less than one year.

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS	FOR THE SIX MONTHS ENDED MAY 31, 2019 (UNAUDITED) OR THE FISCAL YEARS OR PERIOD ENDED NOVEMBER 30,

U.S. GOVERNMENT SELECT PORTFOLIO	WILLIAMS CAPITAL
Selected per share data	2019	2018	2017	2016	2015	2014(1)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.01	0.02	0.01	— (2)	— (2)	— (2)
Net realized gains (losses)(2)	—	—	—	—	—	—
Total from Investment Operations	0.01	0.02	0.01	—	—	—
LESS DISTRIBUTIONS PAID:
From net investment income	(0.01)	(0.02)	(0.01)	— (2)	— (2)	— (2)
From net realized gains	— (2)	— (2)	—	—	—	—
Total Distributions Paid	(0.01)	(0.02)	(0.01)	—	—	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(3)	1.12%	1.58%	0.66%	0.20%	0.01%	0.00%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$229,974	$216,367	$472,479	$474,161	$213,987	$140,978
Ratio to average net assets of:(4)
Expenses, net of waivers, reimbursements and credits	0.20%	0.20%	0.20%	0.20%	0.12%	0.08%
Expenses, before waivers, reimbursements and credits	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%
Net investment income, net of reimbursements and credits	2.25%	1.54%	0.66%	0.21%	0.01%	0.01%
Net investment income (loss), before waivers, reimbursements and credits	2.24%	1.53%	0.65%	0.20%	(0.08)%	(0.12)%

(1)	For the period September 15, 2014 (commencement of operations) through November 30, 2014.

(2)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income and net realized gains were less than $0.01 per share.

(3)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(4)	Annualized for periods less than one year.

Please retain this Supplement with your Prospectus for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-637-1380 www.northerninstitutionalfunds.com	NIF SPT WC (1/20)

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION (“SAI”) SUPPLEMENT

NORTHERN INSTITUTIONAL FUNDS

MONEY MARKET PORTFOLIOS — SHARES, SERVICE SHARES AND PREMIER SHARES

SUPPLEMENT DATED JANUARY 22, 2020 TO THE SAI DATED APRIL 1, 2019

1.	The second paragraph on the cover page of the SAI is deleted and replaced with the following:

The audited financial statements for the Portfolios and related report of Deloitte & Touche LLP, an independent registered public accounting firm, contained in the annual report to the Portfolios’ shareholders for the fiscal year ended November 30, 2018, are incorporated herein by reference in the section entitled “Financial Statements.” The unaudited financial statements for the Portfolios, contained in the semi-annual report to the Portfolios’ shareholders for the six-months ended May 31, 2019, are also incorporated herein by reference in the section entitled “Financial Statements.” There are no financial statements for the Treasury Instruments Portfolio because it had not commenced operations as of the date of this Supplement. Information in the financial statements for periods prior to the fiscal year ended November 30, 2017 were audited by the Portfolios’ former independent registered public accounting firm. No other part of the annual or semi-annual reports is incorporated by reference herein. Copies of the annual report and the semi-annual report may be obtained upon request and without charge by calling 800-637-1380 (toll-free).

2.	The fifth paragraph under the section entitled “INVESTMENT OBJECTIVES AND STRATEGIES” on page 3 of the SAI is deleted and replaced with the following:

U.S. Government Select Portfolio seeks to achieve its objective by investing, under normal circumstances, substantially all (and at least 99.5%) of its total assets in cash, securities issued or guaranteed as to principal and interest by the U.S. government or by a person controlled or supervised by and acting as an instrumentality of the U.S. government pursuant to authority granted by the Congress of the United States or any certificate of deposit of any of the foregoing, and repurchase agreements that are fully collateralized by cash or such securities. Subject to the foregoing 99.5% investment strategy requirement, under normal circumstances, the Portfolio will seek to invest at least 50% of its net assets in the following securities that pay interest that generally is exempt from state income taxation:

•	U.S. Treasury bills;

•	U.S. Treasury notes;

•	U.S. Treasury STRIPS;

•	securities issued by the Federal Home Loan Bank (FHLB);

•	securities issued by the Federal Farm Credit Bank (FFCB); and

•	securities issued by the Tennessee Valley Authority.

The Portfolio, under normal circumstances, will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in U.S. government securities and repurchase agreements collateralized solely by U.S. government securities.

3.	The section entitled “FINANCIAL STATEMENTS” on page 80 of the SAI is deleted in its entirety and replaced with the following:

FINANCIAL STATEMENTS

The audited financial statements of the Portfolios and related reports of Deloitte & Touche LLP, an independent registered public accounting firm, contained in the annual report to the Portfolios’ shareholders for the fiscal year ended November 30, 2018 (the “Annual Report”) are hereby incorporated by reference herein. The unaudited financial statements of the Portfolios contained in the semi-annual report to the Portfolios’ shareholders for the six-months ended May 31, 2019 (the “Semi-Annual Report”) are also hereby incorporated by reference herein. There are no financial statements for the Treasury Instruments Portfolio because it had not yet commenced operations as of the date of this Supplement. Information in the financial statements for periods prior to the fiscal year ended November 30, 2017 were audited by the Portfolios’ former independent registered public accounting firm. No other parts of the Annual Report, including without limitation, “Management’s Discussion of Portfolio Performance,” or the Semi-Annual Report are incorporated by reference herein. Copies of the Portfolios’ Annual Report and Semi-Annual Report may be obtained upon request and without charge, from the Transfer Agent by writing to the Northern Institutional Funds Center, P.O. Box 75986, Chicago, Illinois 60675-5986 or by calling 800-637-1380 (toll-free).

Please retain this Supplement with your SAI for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-637-1380 www.northerninstitutionalfunds.com	NIF SPT SAI (1/20)

STATEMENT OF ADDITIONAL INFORMATION (“SAI”) SUPPLEMENT

NORTHERN INSTITUTIONAL FUNDS

MONEY MARKET PORTFOLIOS — WILLIAMS CAPITAL SHARES

SUPPLEMENT DATED JANUARY 22, 2020 TO THE SAI DATED APRIL 1, 2019

1.	The second paragraph on the cover page of the SAI is deleted and replaced with the following:

The audited financial statements for the Portfolios and related reports of Deloitte & Touche LLP, an independent registered public accounting firm, contained in the annual reports to the Portfolios’ shareholders for the fiscal year ended November 30, 2018, are incorporated herein by reference in the section entitled “Financial Statements.” The unaudited financial statements for the Portfolios, contained in the semi-annual reports to the Portfolios’ shareholders for the six-months ended May 31, 2019, are also incorporated herein by reference in the section entitled “Financial Statements.” Information in the financial statements for periods prior to the fiscal year ended November 30, 2017 were audited by the Portfolios’ former independent registered public accounting firm. No other part of the annual or semi-annual reports is incorporated by reference herein. Copies of the annual reports and the semi-annual reports may be obtained upon request and without charge by calling 800-637-1380 (toll-free).

2.	The fourth paragraph under the section entitled “INVESTMENT OBJECTIVES AND STRATEGIES” on page 3 of the SAI is deleted and replaced with the following:

U.S. Government Select Portfolio seeks to achieve its objective by investing, under normal circumstances, substantially all (and at least 99.5%) of its total assets in cash, securities issued or guaranteed as to principal and interest by the U.S. government or by a person controlled or supervised by and acting as an instrumentality of the U.S. government pursuant to authority granted by the Congress of the United States or any certificate of deposit of any of the foregoing, and repurchase agreements that are fully collateralized by cash or such securities. Subject to the foregoing 99.5% investment strategy requirement, under normal circumstances, the Portfolio will seek to invest at least 50% of its net assets in the following securities that pay interest that generally is exempt from state income taxation:

•	U.S. Treasury bills;

•	U.S. Treasury notes;

•	U.S. Treasury STRIPS;

•	securities issued by the Federal Home Loan Bank (FHLB);

•	securities issued by the Federal Farm Credit Bank (FFCB); and

•	securities issued by the Tennessee Valley Authority.

The Portfolio, under normal circumstances, will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in U.S. government securities and repurchase agreements collateralized solely by U.S. government securities.

3.	The section entitled “FINANCIAL STATEMENTS” on page 67 of the SAI is deleted in its entirety and replaced with the following:

FINANCIAL STATEMENTS

The audited financial statements of the Portfolios and related report of Deloitte & Touche LLP, an independent registered public accounting firm, contained in the annual report to the Portfolios’ shareholders for the fiscal year ended November 30, 2018 (the “Annual Report”) are hereby incorporated by reference herein. The unaudited financial statements of the Portfolios contained in the semi-annual report to the Portfolios’ shareholders for the six-months ended May 31, 2019 (the “Semi-Annual Report”) are also hereby incorporated by reference herein. Information in the financial statements for periods prior to the fiscal year ended November 30, 2017 were audited by the Portfolios’ former independent registered public accounting firm. No other part of the Annual Report, including without limitation, “Management’s Discussion of Portfolio Performance,” or the Semi-Annual Report are incorporated by reference herein. Copies of the Portfolios’ Annual Report and Semi-Annual Report may be obtained upon request and without charge, from the Transfer Agent by writing to the Northern Institutional Funds Center, P.O. Box 75986, Chicago, Illinois 60675-5986 or by calling 800-637-1380 (toll-free).

Please retain this Supplement with your SAI for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-637-1380 www.northerninstitutionalfunds.com	NIF SPT SAI WC (1/20)